Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of segment information

	For the year ended
	December 31,
	2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Total Revenue:
China	5,332,779	1,357,884	2,039,743
International	—	228,513	708,833
	5,332,779	1,586,397	2,748,576